Rule 497(e)
                                                               File Nos. 2-80886
                                                                        811-3626

Supplement dated February 25, 1999 to the Prospectus of Citizens Funds dated October 27, 1998:

On page 1, under "Our Funds," delete the fourth paragraph in its entirety and substitute the following: "Citizens Emerging Growth Fund invests primarily in the common stock of medium-sized companies with the objective of aggressive growth."

On page 1, under "Our Funds," sixth paragraph, second sentence, delete the parenthetical phrase "($250,000 for registered investment advisers)" and insert "($250,000 for registered investment advisers and retirement plans, at the discretion of Citizens Funds)".

On page 2, first paragraph, fourth sentence, delete the parenthetical phrase "($250,000 for registered investment advisers)" and insert "($250,000 for registered investment advisers and retirement plans, at the discretion of Citizens Funds)".

On page 2, in the Fee Information Table, under Citizens Income Fund, "Other Expenses (after waiver and reimbursement)" delete ".84%"and insert ".55%", and under Citizens Income Fund, "Total Fund Operating Expenses" delete "1.74%+" and insert "1.45%+".

On page 2, in the Fee Information Table, under Citizens Index Fund, Institutional Class Shares, "Other Expenses (after waiver and reimbursement)" delete ".38%" and insert ".33%", and under Citizens Index Fund, Institutional Class Shares, "Total Fund Operating Expenses" delete ".88%" and insert ".83%".

On page 2, in the Fee Information Table, under Citizens Index Fund, Institutional Class Shares, "Distribution Expenses (12b-1 Fees)" delete ".07%**" and insert "None**".

On page 2, in the Fee Information Table, under Citizens Global Equity Fund, "Other Expenses (after waiver and reimbursement)" delete ".95%" and insert ".80%", and under Citizens Global Equity Fund, "Total Fund Operating Expenses" delete "2.20%" and insert "2.05%".

On page 2, beneath the Fee Information Table, delete the second footnote in its entirety and substitute the following: "** Citizens Index Fund Institutional Class Shares may be charged a fee of up to 0.07% for distribution expenses, but this fee was not assessed in fiscal year 1998 and we do not anticipate that it will be in fiscal year 1999."

On page 2, beneath the Fee Information Table, delete the third footnote in its entirety and substitute the following:


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"+ The investment adviser to Citizens Funds agreed to waive certain fees and reimburse certain expenses for the year ended June 30, 1998 and has agreed to do so again for the year ending June 30, 1999. Prior to reimbursement, for the year ended June 30, 1998, Other Expenses for the Citizens Income Fund were .96% and Total Fund Operating Expenses were 1.86%, whereas after reimbursement actual expenses charged to shareholders of this fund were .84% and Total Fund Operating Expenses were 1.74%. For the Working Assets Money Market Fund (Standard shares), Other Expenses prior to reimbursement were .68% and Total Fund Operating Expenses were 1.23% for the year ended June 30, 1998.
For the year ending June 30, 1999, the investment adviser has agreed to reimburse fees and expenses incurred by the Citizens Income Fund to the extent Other Expenses of this fund exceed .55% and Total Operating Expenses exceed 1.45%. For the Citizens Index Fund, Institutional Class Shares, the investment adviser has agreed to reimburse fees and expenses to the extent Other Expenses exceed .33% and Total Operating Expenses exceed .83%. For the Citizens Global Equity Fund, the investment adviser has agreed to reimburse fees and expenses to the extent Other Expenses exceed .80% and Total Fund Operating Expenses exceed 2.05%."

On page 12, under Citizens Emerging Growth Fund, "Objective: Aggressive growth," delete the first paragraph in its entirety and substitute the following: "Our Citizens Emerging Growth Fund looks for aggressive gains by investing in companies considered to be in the early, developing stages of their life cycle and that offer the potential of accelerated earnings, revenue growth or share price appreciation. During normal market conditions, the fund seeks to achieve its investment objective by investing primarily in the common stock of medium-sized companies whose market capitalizations, at the time of acquisition, are in the $225 million to $13 billion range. The fund may also invest in smaller or larger issuers."

On page 12, under Citizens Emerging Growth Fund, "Risk Factors," delete the first paragraph in its entirety and insert the following: "Some of the small- and medium-sized companies that the Citizens Emerging Growth Fund invests in will be unseasoned and therefore may have some speculative characteristics. Smaller companies in particular have unique risks. They may be dependent on individual managers or have a harder time obtaining financing or market share. Their shares are also more volatile and thinly traded. Medium-sized companies generally involve less risk than smaller companies but are still more volatile and subject to market and economic conditions than are larger companies. The value of this fund can therefore have significant fluctuations. To moderate this risk, we typically plan to hold between 30 and 50 companies in the fund. As a result of active management and high turnover, the fund also will incur

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capital gains tax liabilities and other trading costs that may adversely impact fund performance and shareholder return."


On page 17, under "Investment Minimums," delete the second sentence of the second paragraph in its entirety and substitute the following: "For registered investment advisers and retirement plans, at the discretion of Citizens Funds, the minimum initial investment in Institutional Class shares is $250,000."

On page 17, under "Investment Minimums," second paragraph, fourth sentence, delete the parenthetical phrase "($250,000 for registered investment advisers)" and insert "($250,000 for registered investment advisers and retirement plans, at the discretion of Citizens Funds)."

On page 20, under "Total Returns and Other Quotations," delete the second paragraph in its entirety and substitute the following: "When we quote our investment results, we sometimes compare them to unmanaged market indices such as the Dow Jones Industrial Average, Standard & Poor's 500 ("S&P 500"), S&P MidCap 400 Index, Financial Times World Index, Lehman Government/Corporate Intermediate Index and the Russell 2000, as well as other data and rankings from recognized independent publishers or sources such as Morningstar, Inc., Lipper, Inc., IBC's Money Fund Report, Bloomberg Magazine, Money Magazine, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, Worth Magazine, Co-op America Quarterly, The Green Money Journal and others."

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                        811-3626

Supplement dated February 25, 1999 to the Statement of Additional Information of Citizens Funds dated October 27, 1998:

On page 6, under "Citizens Emerging Growth Fund," first paragraph, delete the second and third sentences and substitute the following: "It attempts to achieve this objective by investing in companies considered to be in the early, developing stages of their life cycle and that offer the potential of accelerated earnings, revenue growth or share price appreciation. During normal market conditions, the fund invests primarily in the common stock of medium-sized companies whose market capitalizations, at the time of acquisition, are in the $225 million to $13 billion range. The fund may also invest in smaller or larger issuers."

On page 6, under "Citizens Emerging Growth Fund," first paragraph, delete the fourth and fifth sentences in their entirety.

On page 7, delete the first paragraph in its entirety and substitute the following: "Some of the small- and medium-sized companies that the Citizens Emerging Growth Fund invests in will be unseasoned and therefore may have some speculative characteristics. Smaller companies in particular have unique risks. They may be dependent on individual managers or have a harder time obtaining financing or market share. Their shares are also more volatile and thinly traded. Medium-sized companies generally involve less risk than smaller companies but are still more volatile and subject to market and economic conditions than are larger companies. The value of this fund can therefore have significant fluctuations. To moderate this risk, we typically plan to hold between 30 and 50 companies in the fund. As a result of active management and high turnover, the fund also will incur capital gains tax liabilities and other trading costs that may adversely impact fund performance and shareholder return."

On page 11, under "The Value of Our Shares," fourth paragraph, delete the second sentence in its entirety and substitute the following: "The funds are currently open on each day, Monday through Friday, except New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day."

On page 15, delete the last paragraph in its entirety and substitute the following: "When we quote our investment results, we sometimes compare them to unmanaged market indices such as the Dow Jones Industrial Average, Standard & Poor's 500 ("S&P 500"), S&P MidCap 400 Index, Financial Times World Index, Lehman Government/Corporate Intermediate Index and the Russell 2000, as well as other data and rankings from recognized independent publishers or sources such as Morningstar, Inc., Lipper, Inc., IBC's Money Fund Report, Bloomberg Magazine, Money Magazine, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, Worth Magazine, Co-op America Quarterly, The Green Money Journal and others."


On page 18, under "Redemption Information," delete the fourth sentence in its entirety and substitute the following: "The holidays on which the New York Stock Exchange (and Citizens Funds) is closed are: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day." The fifth and sixth sentences should be deleted in their entirety.

On page 19, in the second full paragraph, third sentence, delete the parenthetical phrase at the end of the sentence and insert, "(or less than $250,000 for registered investment advisers and retirement plans)."